CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE EARNINGS (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net earnings (loss)	$ 18.9	$ (22.4)	$ (1.0)	$ (27.7)
Other comprehensive earnings (loss), net of tax:
Unrealized (loss) gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	0.1	(0.4)	(0.1)	1.8
Unrealized gain (loss) relating to investments in unconsolidated affiliates	2.3	(0.1)	8.2	(6.9)
Reclassification adjustments for unrealized gains and losses, net of tax, included in net earnings	4.1	16.7	4.7	16.7
Other comprehensive earnings (loss)	6.5	16.2	12.8	11.6
Comprehensive earnings (loss)	25.4	(6.2)	11.8	(16.1)
Less: Comprehensive loss attributable to noncontrolling interests	(4.5)	(2.6)	(7.6)	(6.8)
Comprehensive earnings (loss) attributable to Cannae Holdings, Inc.	29.9	(3.6)	19.4	(9.3)
Net of income tax expense (benefit) (less than for Q2)	0.1	(0.1)	(0.1)	0.6
Net of income tax expense (benefit)	0.6	(0.1)	2.2	(1.8)
Net of income tax benefit	$ (1.0)	$ 4.4	$ (1.2)	$ 4.4